SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Company’s financial statements and the notes thereto have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America.

See Note 10 Restatement, for information related to the restatement of the consolidated condensed Financial  Statements as of and for the three and six months ended June 30, 2023.

Basis of Presentation and Principles of Consolidation

The Company’s financial statements and the notes thereto have been prepared in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Segment Reporting

Segment Reporting

The Company operates as one segment, in which management uses one measure of profitability, and all the Company’s assets are located in the United States of America. The Company does not operate separate lines of business or separate business entities with respect to any of its product candidates. Accordingly, the Company does not have separately reportable segments.

Segment Reporting

The Company operates as one segment, in which management uses one measure of profitability, and all the Company’s assets are located in the United States of America. The Company does not operate separate lines of business or separate business entities with respect to any of its product candidates. Accordingly, the Company does not have separately reportable segments.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent. The cash equivalents at June 30, 2023 and December 31, 2022 are $16,134 and $10,329 respectively.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent. There are no cash equivalents at December 31, 2022 and December 31, 2021.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company, from time to time during the years covered by these financial statements, may have bank balances in excess of its insured limits. Management has deemed this a normal business risk.

Concentrations of Credit Risk

The Company, from time to time during the years covered by these financial statements, may have bank balances in excess of its insured limits. Management has deemed this a normal business risk.

Accounts Receivable

Accounts Receivable

Accounts receivables are carried at their estimated collectible amounts and are periodically evaluated for collectability based on past credit history with clients and other factors. The Company establishes provisions for losses on accounts receivable on the basis of loss experience, known and inherent risk in the account balance, and current economic conditions. Past due balances over 60 days and other higher risk amounts are reviewed individually on a customer-by-customer basis for collectability, and appropriate adjustments, if necessary, are made to the allowance. Based on management’s assessment of the aforementioned conditions, the Company has kept its allowance unchanged for the June 30, 2023 and December 31, 2022 period ends. The amounts of allowance for doubtful accounts on June 30, 2023, and December 31, 2022, were approximately $8,000 and $8,000, respectively.

Accounts Receivable

Accounts receivables are carried at their estimated collectible amounts and are periodically evaluated for collectability based on past credit history with clients and other factors. The Company establishes provisions for losses on accounts receivable on the basis of loss experience, known and inherent risk in the account balance, and current economic conditions. At December 31, 2022 and December 31, 2021, the amount of the net allowances for doubtful accounts were $8,384 and $0. The accounts receivable amounts are reflected net of allowances of $33,484 and $56,964 at December 31, 2022 and December 31, 2021, respectively.

Other Current Assets

Other Current Assets

Other current assets are comprised of amounts paid for direct parts and materials which had not been installed on jobs in progress. As of June 30, 2023 and December 31, 2022, amounts of $14,000 and $21,086, respectively, were awaiting to be installed on jobs in progress.

Other Current Assets

Other current assets are comprised of amounts paid for direct parts and materials which had not been installed on jobs in progress. As of December 31, 2022 and December 31, 2021, amounts of $21,086 and $647 were awaiting to be installed on jobs in progress.

Property and Equipment

Property and Equipment

Property and equipment is stated at the historical cost, less accumulated depreciation. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets for both financial and income tax reporting purposes as follows:

Machinery and equipment	7 years

Expenditures for renewals and betterments are capitalized while repairs and maintenance costs are normally charged to the statement of operations in the period which they are incurred. In a situation where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the asset, the expenditure is capitalized as an additional cost of the asset.

Upon sale or disposal of an asset, the historical cost and related accumulated depreciation or amortization of such asset were removed from their respective accounts and any gain or loss is recorded in the statements of operations.

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undisclosed expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment expenses for property and equipment were recorded in operating expenses during the six months ended and the year ended June 30, 2023 and 2022, respectively.

Property and Equipment

Property and equipment is stated at the historical cost, less accumulated depreciation. Depreciation on property and equipment is provided using the straight-line method over the estimated useful lives of the assets for both financial and income tax reporting purposes as follows:

Machinery and equipment	7 years

Expenditures for renewals and betterments are capitalized while repairs and maintenance costs are normally charged to the statement of operations in the period which they are incurred. In situation where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the asset, the expenditure is capitalized as an additional cost of the asset.

Upon sale or disposal of an asset, the historical cost and related accumulated depreciation or amortization of such asset were removed from their respective accounts and any gain or loss is recorded in the statements of operations.

The Company reviews the carrying value of property and equipment for impairment whenever events and circumstances indicate that the carrying value of asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undisclosed expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition and other economic factors. Based on this assessment, no impairment expenses for property and equipment were recorded in operating expenses during the years ended December 31, 2022 and December 31, 2021.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial Accounting Standards Board guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Financial Accounting Standards Board guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted prices of similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active).

Level 3 -	Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The liabilities and indebtedness presented on the accompanying financial statements approximate fair values at June 30, 2023 and December 31, 2022, consistent with recent negotiations of notes payable and due to the short duration of maturities.

Fair Value of Financial Instruments

Financial Accounting Standards Board guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Financial Accounting Standards Board guidance specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect market assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded instruments and listed equities.

Level 2 -	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (e.g., quoted prices of similar assets or liabilities in active markets, or quoted prices for identical or similar assets or liabilities in markets that are not active).

Level 3 -	Unobservable inputs for the asset or liability. Financial instruments are considered Level 3 when their fair values are determined using pricing models, discounted cash flows or similar techniques and at least one significant model assumption or input is unobservable.

The liabilities and indebtedness presented on the accompanying financial statements approximate fair values at December 31, 2022 and December 31, 2021, consistent with recent negotiations of notes payable and due to the short duration of maturities.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“Topic 606”). This guidance sets forth a five-step model which depicts the recognition of revenue in an amount that reflects what the Company expect to receive in exchange for the transfer of goods or services to customers.

The Company recognizes revenue when the performance obligations under the terms of a contract with the customer are satisfied. Product sales occur once control of the products is transferred upon delivered to the location specified by its customer. Revenue is measured as the amount of consideration that expect to receive in exchange for transferring goods and is presented net of provisions for customer returns and allowances. Sales taxes and other similar taxes are excluded from revenue.

Revenue is recognized upon transfer of control of products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company enters into contracts that may include various combinations of products and services which are generally capable of being distinct and accounted for as separate performance obligations.

Hardware.

Hardware revenue from the sale of the Company’s devices is recognized when the Company transfers control to the customer, typically at the time when the product is shipped or installed, at which time the title passes to the customer, and there are no further performance obligations with regards to the hardware device. All of the Company’s revenue for the six months ended June 30, 2023, and the year ended December 31, 2022 were derived from the sale of hardware.

PaaS and Other Services.

When the Company generates PaaS subscription revenue it will be recognized over time on a ratable basis over the contract term beginning on the date that its service is made available to the customer. Subscription periods range from monthly to multi-year, with the majority of contracts being one to three years. The Company’s customers have an option to purchase the monitoring device or lease it over the term of the contract. If the customer purchases the hardware device, the Company recognizes the revenue at a point in time as discussed above in the hardware revenue recognition disclosure. Because the Company’s rental asset lease contracts qualify as operating leases under Accounting Standards Codification (“ASC”) 842, Leases (“ASC 842”), and the contracts also include services to operate the underlying asset, and to maintain the asset, the Company has elected the practical expedient to combine the lease and the non-lease components because the service is the predominant element in the eyes of the customer and the pattern of service delivery is the same for both elements. The Company will recognize revenue over time in a ratable basis over the term of the contract.

Product Warranties.

The Company, through its vendors, provides a standard warranty for one year period of time and a right of return on defective products. The Company considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the product, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees.

Professional services revenue.

From time to time, the Company enters into special engineering design service agreements. Revenues from engineering design services are designed to meet specifications of a particular product, and therefore do not create an asset with an alternative use. The Company will recognize revenue based on the achievement of certain applicable milestones and the amount of payment the Company believes it is entitled to at the time.

If a customer pays consideration or the Company has a right to an amount of consideration that is unconditional, before the Company transfers a good or service to the customer, the Company records the deferred revenue when the payment is made or a receivable is recorded, whichever is earlier. A deferred revenue is the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration, or an amount of consideration is due, from the customer. The Company’s deferred revenue is primarily resulted from the performance obligation identified in sales order, which the revenue will be recognized when future goods or services are transferred.

Revenue Recognition

The Company recognizes revenue under ASC 606, Revenue from Contracts with Customers (“Topic 606”). This guidance sets forth a five-step model which depicts the recognition of revenue in an amount that reflects what the Company expect to receive in exchange for the transfer of goods or services to customers.

The Company recognizes revenue when the performance obligations under the terms of a contract with the customer are satisfied. Product sales occur once control of the products is transferred upon delivered to the location specified by its customer. Revenue is measured as the amount of consideration that expect to receive in exchange for transferring goods and is presented net of provisions for customer returns and allowances. Sales taxes and other similar taxes are excluded from revenue.

Revenue is recognized upon transfer of control of products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company enters into contracts that may include various combinations of products and services which are generally capable of being distinct and accounted for as separate performance obligations.

Hardware. Hardware revenue from the sale of the Company’s devices is recognized when the Company transfers control to the customer, typically at the time when the product is shipped or installed, at which time the title passes to the customer, and there are no further performance obligations with regards to the hardware device. All of the Company’s revenue for the years ended December 31, 2022 and December 31, 2021 were derived from the sale of hardware.

PaaS and Other Services. When the Company generates PaaS subscription revenue it will be recognized over time on a ratable basis over the contract term beginning on the date that its service is made available to the customer. Subscription periods range from monthly to multi-year, with the majority of contracts being one to three years. The Company’s customers have an option to purchase the monitoring device or lease it over the term of the contract. If the customer purchases the hardware device, the Company recognizes the revenue at a point in time as discussed above in the hardware revenue recognition disclosure. Because the Company’s rental asset lease contracts qualify as operating leases under Accounting Standards Codification (“ASC”) 842, Leases (“ASC 842”), and the contracts also include services to operate the underlying asset, and to maintain the asset, the Company has elected the practical expedient to combine the lease and the non-lease components because the service is the predominant element in the eyes of the customer and the pattern of service delivery is the same for both elements. The Company will recognize revenue over time in a ratable basis over the term of the contract.

Product Warranties. The Company, through its vendors, provides a standard warranty for one year period of time and a right of return on defective products. The Company considers the standard warranty is not providing incremental service to customers rather an assurance to the quality of the product, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees.

Professional services revenue. From time to time, the Company enters into special engineering design service agreements. Revenues from engineering design services are designed to meet specifications of a particular product, and therefore do not create an asset with an alternative use. The Company will recognize revenue based on the achievement of certain applicable milestones and the amount of payment the Company believes it is entitled to at the time.

If a customer pays consideration or the Company has a right to an amount of consideration that is unconditional, before the Company transfers a good or service to the customer, the Company records the deferred revenue when the payment is made or a receivable is recorded, whichever is earlier. A deferred revenue is the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration, or an amount of consideration is due, from the customer. The Company’s deferred revenue are primarily resulted from the performance obligation identified in sales order, which the revenue will be recognized when future goods or services are transferred.

Cost of Goods Sold	Cost of Goods Sold Cost of goods sold includes direct parts, material, labor cost and manufacturing overhead and reserves for estimated warranty cost.	Cost of Goods Sold Cost of goods sold includes direct parts, material, labor cost and manufacturing overhead and reserves for estimated warranty cost.
Income Taxes

Income Taxes

The Company elected under the Internal Revenue Code to be taxed as an S Corporation. Subchapter S Corporations do not pay entity level taxes; results of operations are reported to the member for inclusion in personal tax return. Accordingly, the Company is not subject to Federal and state income taxes and makes no provision for income taxes in its financial statements.

The Company’s tax return and the amount of allocable Company profits and losses are subject to examination by the state and Federal authorities. If such examinations result in changes to the Company’s profits and losses, the tax liability of the shareholders could be changed accordingly.

In accordance with authoritative guidance under U.S. GAAP on accounting for and disclosure of uncertainty in tax positions, the Manager determines whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting this more likely than not threshold, the tax amount recognized in the combined financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Income Taxes

The Company elected under the Internal Revenue Code to be taxed as an S Corporation. Subchapter S Corporations do not pay entity level taxes; results of operations are reported to the member for inclusion in personal tax return. Accordingly, the Company is not subject to Federal and state income taxes and makes no provision for income taxes in its financial statements.

The Company’s tax return and the amount of allocable Company profits and losses are subject to examination by state and Federal authorities. If such examinations result in changes to the Company’s profits and losses, the tax liability of the shareholders could be changed accordingly.

In accordance with authoritative guidance under U.S. GAAP on accounting for and disclosure of uncertainty in tax positions, the Manager determines whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting this more likely than not threshold, the tax amount recognized in the combined financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.

Earnings Per Share

Earnings Per Share

Basic net earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Potential common stock equivalents are determined using the treasury stock method. For diluted net income per share purposes, the Company excludes stock options and other stock-based awards, including shares issued as a result of option exercises that are subject to repurchase by the Company, whose effect would be anti-dilutive from the calculation. During the six months ended June 30, 2023 and 2022, the Company has neither common stock equivalents nor stock options and other stock-based awards. Therefore, basic and diluted earnings per share was the same in all periods presented.

Earnings Per Share

Basic net earnings per share is computed by dividing net income by the weighted-average number of common shares outstanding during the period. Potential common stock equivalents are determined using the treasury stock method. For diluted net income per share purposes, the Company excludes stock options and other stock-based awards, including shares issued as a result of option exercises that are subject to repurchase by the Company, whose effect would be anti-dilutive from the calculation. During the years ended December 31, 2022 and December 31, 2021, the Company has neither common stock equivalents nor stock options and other stock-based awards. Therefore, basic and diluted earnings per share was the same in all periods presented.

Advertising

Advertising

The Company conducts advertising for the promotion of the products. In accordance with ASC 720-35, advertising costs are charged to operations when incurred. The Company recorded advertising expense of $41,184 and $48,670 for the six months periods ended June 30, 2023, and 2022, respectively.

Advertising

The Company conducts advertising for the promotion of the products. In accordance with ASC 720-35, advertising costs are charged to operations when incurred. The Company recorded advertising expense of $59,855 and $47,799 for the years ended December 31, 2022 and 2021, respectively.

Recently adopted accounting pronouncements

Recently adopted accounting pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of operations and the statement of cash flows is largely unchanged from previous GAAP. The guidance is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period, for public business entities. In June 2020, the FASB postponed the effective date of the new lease standard, which will become effective after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, for entities other than public and Not-for-profit entities. The Company elected to adopt the new lease standard as of the effective date applicable to non-issuers and implemented the new lease standard on January 1, 2022, using the modified retrospective method. The adoption of ASC 842 resulted in recognition of right of use (“ROU”) assets of US $135,182 and right of use liabilities of US$135,182 upon the adoption date. The Company elected the package of practical expedients permitted under the transition guidance with ASC 842, which among others, allows the Company to carry forward certain historical conclusions reached under Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company is elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and does not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. Under ASU 2020-06, the embedded conversion features are no longer separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost, as long as no other features require bifurcation and recognition as derivatives. The new guidance also requires the if-converted method to be applied for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company has adopted ASU 2020-06 in the current fiscal year.

Recently adopted accounting pronouncements

In February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”). The amendments in this update create Topic 842, Leases, and supersede the leases requirements in Topic 840, Leases. Topic 842 specifies the accounting for leases. The objective of Topic 842 is to establish the principles that lessees and lessors shall apply to report useful information to users of financial statements about the amount, timing, and uncertainty of cash flows arising from a lease. The main difference between Topic 842 and Topic 840 is the recognition of lease assets and lease liabilities for those leases classified as operating leases under Topic 840. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of operations and the statement of cash flows is largely unchanged from previous GAAP. The guidance is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period, for public business entities. In June 2020, the FASB postponed the effective date of the new lease standard, which will become effective after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, for entities other than public and Not-for-profit entities. The Company elected to adopt the new lease standard as of the effective date applicable to non-issuers and implemented the new lease standard on January 1, 2022, using the modified retrospective method. The adoption of ASC 842 resulted in recognition of right of use (“ROU”) assets of US$135,182 and right of use liabilities of US$135,182 upon the adoption date. The Company elected the package of practical expedients permitted under the transition guidance with ASC 842, which among others, allows the Company to carry forward certain historical conclusions reached under Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Company is elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Company recognizes lease expenses for such leases on a straight-line basis over the lease term. In addition, the Company elected the land easement transition practical expedient and does not reassess whether an existing or expired land easement is a lease or contains a lease if it has not historically been accounted for as a lease.

In August 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. Under ASU 2020-06, the embedded conversion features are no longer separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost, as long as no other features require bifurcation and recognition as derivatives. The new guidance also requires the if-converted method to be applied for all convertible instruments. ASU 2020-06 is effective for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company has adopted ASU 2020-06 in the current fiscal year.

Going Concern

Going Concern

The Company has incurred continuing losses from its operations and has an accumulated deficit of $5,618,918 as of June 30, 2023. There are no assurances the Company will be able to raise capital on acceptable terms or that cash flows generated from its operations will be sufficient to meet its current operating costs and required debt service. If the Company is unable to obtain sufficient amounts of additional capital, it may be required to reduce the scope of its business, which could harm its financial condition and operating results.

These conditions raise substantial doubt about the Company’s ability to continue ongoing operations. These consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Going Concern

The Company has incurred continuing losses from its operations and has an accumulated deficit of $704,616. There are no assurances the Company will be able to raise capital on acceptable terms or that cash flows generated from its operations will be sufficient to meet its current operating costs and required debt service. If the Company is unable to obtain sufficient amounts of additional capital, it may be required to reduce the scope of its business, which could harm its financial condition and operating results.

These conditions raise substantial doubt about the Company’s ability to continue ongoing operations. These consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.